FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 221 W 6th Street, Suite 1225
         Austin, TX 78701

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          May 13, 2008



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $184,680
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

AAON, Inc.                                COM      360206       941703    18862  X                            941703       0       0
Acadia Realty Trust                       COM      4239109       19000      459  X                             19000       0       0
Alaska Communications Systems             COM      01167P101     40000      490  X                             40000       0       0
AltiGen Communications Inc                COM      21489109      82100      135  X                             82100       0       0
American Dental Partners                  COM      25353103    1207198    11674  X                           1207198       0       0
American Express Company                  COM      025816109     15816      691  X                             15816       0       0
American Financial Realty Trust           COM      02607P305     30000      238  X                             30000       0       0
ATP Oil & Gas                             COM      00208J108      7805      255  X                              7805       0       0
AutoZone Inc.                             COM      53332102       4742      540  X                              4742       0       0
Berkshire Hathaway Inc                    CL A     84670108          5      667  X                                 5       0       0
Berkshire Hathaway Inc                    CL B     84670207        216      966  X                               216       0       0
BIDZ.com Inc.                             COM      08883T200   1147333     9638  X                           1147333       0       0
Brookfield Asset Management Inc           COM      112585104     14972      402  X                             14972       0       0
Cam Commerce Solutions Inc                COM      131916108    410013    15375  X                            410013       0       0
Citigroup Inc                             COM      172967101     12379      265  X                             12379       0       0
Conagra Food Inc                          COM      205887102     10000      240  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     2286  X                             30000       0       0
DATATRAK International Inc.               COM      238134100    557859      669  X                            557859       0       0
Diamond Hill Investment Group Inc.        COM      25264R207    199340    15252  X                            199340       0       0
Greenlight Capital Re LTD                 CL A     G4095J109     19098      355  X                             19098       0       0
Hospitality Properties Trust              COM      44106M102     16555      563  X                             16555       0       0
Interactive Intelligence Inc.             COM      45839M103   1365025    16066  X                           1365025       0       0
International Assets Holding Corp         COM      459028106   1020244    25465  X                           1020244       0       0
iShares Trust                             US TIP B 464287176      2160      237  X                              2160       0       0
K-Swiss Inc                               CL A     482686102     28879      457  X                             28879       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      4600      252  X                              4600       0       0
Kinder Morgan Management LLC              SHS      49455U100      7408      378  X                              7408       0       0
Leucadia National Corp.                   COM      527288104     29407     1330  X                             29407       0       0
Level 3 Communications                    COM      52729N100     14500       31  X                             14500       0       0
Mediware Information Systems              COM      584946107    586791     3362  X                            586791       0       0
Microsoft Corp.                           COM      594918104     34407      976  X                             34407       0       0
Morningstar, Inc.                         COM      617700109     29671     1820  X                             29671       0       0
National Retail Properties, Inc.          COM      637417106     14000      309  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000      878  X                             12000       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155      248  X                             10155       0       0
Pep Boys - Manny, Moe, & Jack             COM      713278109     31456      313  X                             31456       0       0
Pfizer Inc.                               COM      717081103     10000      209  X                             10000       0       0
Sears Holdings Corp                       COM      812350106     13666     1395  X                             13666       0       0
Select Comfort Corp                       COM      81616X103     22017       79  X                             22017       0       0
SPDR Series Trust                         IN TR ETF78464A516     10637      617  X                             10637       0       0
Specialty Underwriters Alliance           COM      84751T309   1177693     5005  X                           1177693       0       0
Stratasys Inc.                            COM      862685104    957797    17049  X                            957797       0       0
Tandy Leather Factory Inc.                COM      87538X105   1437114     3823  X                           1437114       0       0
Trailer Bridge                            COM      892782103     54325      482  X                             54325       0       0
Utah Medical Products                     COM      917488108    268369     7946  X                            268369       0       0
Vanguard Intl Eq Index                    EUR ETF  922042874      4312      297  X                              4312       0       0
Vanguard Intl Eq Index                    PAC ETF  922042866      3788      234  X                              3788       0       0
Walgreens Co                              COM      931422109     19411      739  X                             19411       0       0
Weingarten Realty Invt                    SH BEN IN948741103      7900      272  X                              7900       0       0
White Mountains Insurance Group           COM      G9618E107      1333      640  X                              1333       0       0
Winmark Corp                              COM      974250102    718787    12938  X                            718787       0       0
Winthrop Realty Trust, Inc                COM      976391102     70625      291  X                             70625       0       0
XCEL Energy Inc.                          COM      98389B100     26000      519  X                             26000       0       0